INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS
INTANGIBLE ASSETS

8.      INTANGIBLE ASSETS

	2016	2017
	RMB	RMB
Computer software	30,521	31,958
Acquired technology	24,272	60,251
Trade names	35,600	95,783
Customer relationships	12,270	12,270
Acquired training and other licenses	3,101	4,151
Less: Accumulated amortization	(32,144)	(42,389)

Net book value	73,620	162,024

Acquired technology consists of software and technology assets. For the year ended December 31, 2016, the Company acquired a mobile application for business card digitalization and contact management that enhances the Company’s online services to its users. The purchase price was RMB25,000, including related taxes.

Amortization expense was RMB6,167, RMB9,022 and RMB10,245 for the years ended December 31, 2015, 2016 and 2017, respectively.

The Company will record estimated amortization expenses of RMB23,386, RMB22,092, RMB19,486, RMB18,413 and RMB17,989 for the years ending December 31, 2018, 2019, 2020, 2021 and 2022, respectively.